                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Financial Stocks, Inc.
Address:       507 Carew Tower
               441 Vine Street
               Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Stein
Title:  President
Phone:  (513) 241-6166

Signature, Place, and Date of Signing:

      /s/ John M. Stein          Cincinnati, Ohio  May 7, 2003
      ----------------------     ----------------  -----------


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            --------
Form 13F Information Table Entry Total:         46
                                            --------
1Form 13F Information Table Value Total:     $63,327
                                            --------
                                           (thousands)
List of Other Included Managers:  None



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
COLUMN 1                          COLUMN 2            COLUMN 3       COLUMN 4                            COLUMN 5
------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                    Title of Class      CUSIP          FMV (000's)          SH or PRN     SH\PRN       PUT\ CALL
------------------------------------------------------------------------------------------------------------------------------
American International Group      Common              026874107      $        1,978           40,000    SH
Automatic Data Processing         Common              053015103      $          462           15,000    SH
Berkshire Hathaway                Common              084670108      $          957               15    SH
Capital One Financial             Common              14040H105      $        1,200           40,000    SH
Certegy                           Common              156880106      $          504           20,000    SH
Citigroup                         Common              172967101      $        1,320           38,315    SH
Citigroup Litig. Track Wts        Warrants            172967127      $           38           40,000    SH
Comerica                          Common              200340107      $        1,894           50,000    SH
Concord EFS                       Common              206197105      $          470           50,000    SH
Dime Bancorp (Warrants)           Warrants            25429Q110      $           32          210,000    SH
DST Systems Inc.                  Common              233326107      $          544           20,000    SH
Fannie Mae                        Common              313586109      $        2,692           41,200    SH
First Data                        Common              319963104      $        1,110           30,000    SH
FirstMerit                        Common              337915102      $          369           20,000    SH
Fiserv                            Common              337738108      $        1,574           50,000    SH
FleetBoston Financial             Common              339030108      $          955           40,000    SH
Freddie Mac-Voting Common         Common              313400301      $        3,717           70,000    SH
Greater Bay Bancorp               Common              391648102      $          718           50,000    SH
Hawthorne Financial Corp.         Common              420542102      $        3,451          116,754    SH
IPC Holdings Ltd                  Ord                 G4933P101      $          903           30,000    SH
JP Morgan Chase                   Common              46625H100      $          711           30,000    SH
M & T Bank Corp                   Common              55261F104      $          786           10,000    SH
Matrix Bancorp Inc.               Common              576819106      $        3,516          413,683    SH
MBNA                              Common              55262L100      $        1,806          120,000    SH
Meadowbrook Ins. Group            Common              58319P108      $        1,743          700,000    SH
Metrocorp Bancshares Inc.         Common              591650106      $          878           67,500    SH
MIIX Group Inc.                   Common              59862V104      $           48           69,000    SH
Online Resources Corp.            Notes               68273GAC5      $        3,408        3,900,000    PRN
Online Resources Corp.            Common              68273G101      $          525          200,300    SH
PNC Financial Services Group      Common              693475105      $          848           20,000    SH
Provident Financial Group         Common              743866105      $        2,123          100,000    SH
Providian Financial (Notes)       Notes               74406AAB8      $        6,099       17,000,000    PRN
Prudential Financial Inc.         Common              744320102      $        1,463           50,000    SH
SEI Investments                   Common              784117103      $          524           20,000    SH
State Street Corp                 Common              857477103      $          633           20,000    SH
Sterling Financial  Corp-Wash     Common              859319105      $        3,955          186,403    SH
Summit Bancshares                 Common              866011109      $          191           10,000    SH
Sungard Data Systems Inc.         Common              867363103      $          426           20,000    SH
Superior Financial Corp           Common              868161100      $        1,084           58,619    SH
Synovus                           Common              87161C105      $        1,252           70,000    SH
Travelers Property Casualty       Common              89420G109      $        1,832          130,000    SH
Tower Financial Corp.             Common              891769101      $        1,098           78,735    SH
UnionBanCal                       Common              908906100      $          394           10,000    SH
Wachovia                          Common              929903102      $        1,022           30,000    SH
White Mtns Ins. Group Ltd         Common              G9618E107      $        1,054            3,100    SH
Yardville National Bancorp        Common              985021104      $        1,021           60,000    SH

Column 1                              Column 6           Column 7                           Column 8
--------------------------------------------------------------------------------------------------------------------
Name of Issuer                       Investment Dis      Oth Mgrs           Sole            Shared            None
--------------------------------------------------------------------------------------------------------------------
American International Group         Sole                                    40,000                 -              -
Automatic Data Processing            Sole                                    15,000                 -              -
Berkshire Hathaway                   Sole                                        15                 -              -
Capital One Financial                Sole                                    40,000                 -              -
Certegy                              Sole                                    20,000                 -              -
Citigroup                            Sole                                    38,315                 -              -
Citigroup Litig. Track Wts           Sole                                    40,000                 -              -
Comerica                             Sole                                    50,000                 -              -
Concord EFS                          Sole                                    50,000                 -              -
Dime Bancorp (Warrants)              Sole                                   210,000                 -              -
DST Systems Inc.                     Sole                                    20,000                 -              -
Fannie Mae                           Sole                                    41,200                 -              -
First Data                           Sole                                    30,000                 -              -
FirstMerit                           Sole                                    20,000                 -              -
Fiserv                               Sole                                    50,000                 -              -
FleetBoston Financial                Sole                                    40,000                 -              -
Freddie Mac-Voting Common            Sole                                    70,000                 -              -
Greater Bay Bancorp                  Sole                                    50,000                 -              -
Hawthorne Financial Corp.            Sole                                   116,754                 -              -
IPC Holdings Ltd                     Sole                                    30,000                 -              -
JP Morgan Chase                      Sole                                    30,000                 -              -
M & T Bank Corp                      Sole                                    10,000                 -              -
Matrix Bancorp Inc.                  Sole                                   413,683                 -              -
MBNA                                 Sole                                   120,000                 -              -
Meadowbrook Ins. Group               Sole                                   700,000                 -              -
Metrocorp Bancshares Inc.            Sole                                    67,500                 -              -
MIIX Group Inc.                      Sole                                    69,000                 -              -
Online Resources Corp.               Sole                                 3,900,000                 -              -
Online Resources Corp.               Sole                                   200,300                 -              -
PNC Financial Services Group         Sole                                    20,000                 -              -
Provident Financial Group            Sole                                   100,000                 -              -
Providian Financial (Notes)          Sole                                17,000,000                 -              -
Prudential Financial Inc.            Sole                                    50,000                 -              -
SEI Investments                      Sole                                    20,000                 -              -
State Street Corp                    Sole                                    20,000                 -              -
Sterling Financial  Corp-Wash        Sole                                   186,403                 -              -
Summit Bancshares                    Sole                                    10,000                 -              -
Sungard Data Systems Inc.            Sole                                    20,000                 -              -
Superior Financial Corp              Sole                                    58,619                 -              -
Synovus                              Sole                                    70,000                 -              -
Travelers Property Casualty          Sole                                   130,000                 -              -
Tower Financial Corp.                Sole                                    78,735                 -              -
UnionBanCal                          Sole                                    10,000                 -              -
Wachovia                             Sole                                    30,000                 -              -
White Mtns Ins. Group Ltd            Sole                                     3,100                 -              -
Yardville National Bancorp           Sole                                    60,000                 -              -